Fair Value Measurement - Quantitative Disclosures Fair Value Measurement Hierarchy for Assets (Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Available-for-sale financial assets	$ 2,747	$ 2,765
Other current financial liabilities -derivatives	(139)
Other current financial assets-derivatives		187
Investment properties	763	653	$ 667
Office buildings for rent [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	334	344
Fair value [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Available-for-sale financial assets	2,747	2,765
Other current financial liabilities -derivatives	(139)
Other current financial assets-derivatives		187
Fair value [Member] | Land not being used for operation [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	9,548	8,851
Fair value [Member] | Office buildings for rent [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	1,303	924
Fair value [Member] | Significant observable inputs (Level 2) [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Other current financial liabilities -derivatives	(139)
Other current financial assets-derivatives		187
Fair value [Member] | Significant unobservable inputs (Level 3) [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Available-for-sale financial assets	2,747	2,765
Fair value [Member] | Significant unobservable inputs (Level 3) [Member] | Land not being used for operation [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	9,548	8,851
Fair value [Member] | Significant unobservable inputs (Level 3) [Member] | Office buildings for rent [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	$ 1,303	$ 924